TAXATION (Income Taxes) (Narrative) (Details) (USD $)	12 Months Ended			84 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Income tax paid	$ 3,873,000	$ 1,178,000	$ 297,000
Interest and penalties associated with tax positions	0	0	0
Unrecognized uncertain tax positions	0	0	0	0
Cayman Islands [Member] | NQ Mobile [Member]
Income Tax [Line Items]
Withholding tax	0
Hong Kong [Member] | Entities Incorporated in Hong Kong [Member]
Income Tax [Line Items]
Income tax rate				16.50%
United States [Member] | NQ US [Member]
Income Tax [Line Items]
Income tax rate	34.00%
Mark-up rate applied to total cost under cost-plus method	6.00%
Income tax paid	$ 329,000
Mainland China [Member]
Income Tax [Line Items]
Income tax rate				25.00%
Withholding tax rate, parent company in Hong Kong				5.00%
Withholding tax rate, parent company in other countries				10.00%
Mainland China [Member] | NQ Mobile [Member]
Income Tax [Line Items]
Income tax rate				25.00%
Mainland China [Member] | High and new technology enterprise [Member]
Income Tax [Line Items]
Preferential income tax rate	15.00%			15.00%
Preferential income tax period	3 years
Mainland China [Member] | Software enterprise [Member]
Income Tax [Line Items]
Income tax exemption period from first profitable year				2 years
Preferential income tax period				3 years
Reduction of preferential income tax rate				12.50%